Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Service Revenue		$ 1,740,855
Total Revenue		1,740,855
Operating expenses:
Research and development	3,658,617	4,302,447
General and administrative	5,467,266	5,023,142
Total operating expenses	9,125,883	9,325,589
Loss from operations	(9,125,883)	(7,584,734)
Other income (expense):
Interest expense, net	(2,002,813)	(1,998,321)
PPP loan forgiveness	346,761
Change in fair value of derivative	292,149	(45,051)
Loss on debt conversion	(27,504)	(343,700)
Total other expense	(1,391,407)	(2,387,072)
Net loss before non-controlling interests	(10,517,290)	(9,971,806)
Net loss attributable to non-controlling interests	(1,126,248)	(469,204)
Net income (loss) attributable to Oncotelic Therapeutics, Inc.	$ (9,391,042)	$ (9,502,602)
Basic net loss per share attributable to common stock	$ (0.03)	$ (0.11)
Basic weighted average common stock outstanding	303,078,548	88,099,787